UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07513

Putnam Funds Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Ultra Short MAC Series
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Ultra Short MAC Series for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Putnam Ultra Short MAC Series[1]	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Putnam Ultra Short MAC Series returned 5.57%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 4.64% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The portfolio’s allocation to investment-grade corporates were additive over the period. Corporate credit spreads, as measured by the Bloomberg 1-3 Year U.S. Corporate Index, tightened 14 basis points (bps) over the period and ended at 47 bps.

↑	Term structure positioning was net positive, as short-term Treasury yields, measured by 1- to 3-year U.S. Treasuries, fell between 7-52 bps over the period.
↑	The Fund’s allocation to commercial paper contributed to returns as well. We keep a balance of short-maturity commercial paper for liquidity purposes and as a source of returns.
There were no significant detractors from performance during the period.
Putnam Ultra Short MAC Series	PAGE 1	39521-ATSR-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
VALUE OF A $10,000 INVESTMENT – Putnam Ultra Short MAC Series 5/25/2023 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	Since Inception (5/25/2023)
Putnam Ultra Short MAC Series	5.57	5.99
Bloomberg U.S. Aggregate Index	3.38	4.03
ICE BofA U.S. Treasury Bill Index	4.64	5.08
Performance figures do not reflect the effect of fees and expenses associated with a separately managed account or a management fee or other operating expenses of the Fund, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$26,197,305
Total Number of Portfolio Holdings*	208
Total Management Fee Paid	$0
Portfolio Turnover Rate	37%
*	Does not include derivatives, except purchased options, if any.
Putnam Ultra Short MAC Series	PAGE 2	39521-ATSR-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Ultra Short MAC Series	PAGE 3	39521-ATSR-0925

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending July 31, 2024 and July 31, 2025 (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $283,500 in July 31, 2024 and $166,192 in July 31, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in July 31, 2024 and $0 in July 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $19,395 in July 31, 2024 and $32,326 in July 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in July 31, 2024 and $0 in July 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $1,030,797 in July 31, 2024 and $489,647 in July 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Ultra Short MAC
Series
Financial Statements and Other Important Information
Annual | July 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 12
Notes to Financial Statements 15
Report of Independent Registered Public Accounting Firm 22
Tax Information 23
Changes In and Disagreements with Accountants 24
Results of Meeting(s) of Shareholders 24
Remuneration Paid to Directors, Officers and Others 24
Board Approval of Management and Subadvisory Agreements 24

Putnam Funds Trust
Financial Highlights
Putnam Ultra Short MAC Series
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2025 2024 2023
a
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $10.05 $10.00 $10.00
Income from investment operations
b
:
Net investment income
c
.................................................. 0.53 0.57 0.11
Net realized and unrealized gains (losses) .................................... 0.02 0.05 —
d
Total from investment operations ............................................. 0.55 0.62 0.11
Less distributions from:
Net investment income ................................................... (0.53) (0.57) (0.11)
Net realized gains ...................................................... (0.01) — —
Total distributions ........................................................ (0.54) (0.57) (0.11)
Net asset value, end of year ................................................ $10.06 $10.05 $10.00
Total return
e
............................................................ 5.57% 6.43% 1.04%
Ratios to average net assets
Expenses before waiver and payments by affiliates ............................... 0.49% 1.86% 1.01%
f
Expenses net of waiver and payments by affiliates
g
............................... —% —%
h
—%
f
Net investment income .................................................... 5.24% 5.71% 1.05%
f
Supplemental data
Net assets, end of year (000’s) .............................................. $26,197 $27,739 $10,208
Portfolio turnover rate ..................................................... 37% 46% 6%
a
For the period May 25, 2023 (commencement of operations) to July 31, 2023.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratio is not annualized for the period.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Putnam Funds Trust
Schedule of Investments, July 31, 2025
Putnam Ultra Short MAC Series
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 90.2%
Aerospace & Defense 0.5%
Boeing Co. (The) ,
Senior Bond , 2.25% , 6/15/26 ......................... United States 35,000 $ 34,280
Senior Note , 3.1% , 5/01/26 .......................... United States 60,000 59,285
Howmet Aerospace, Inc. , Senior Bond , 5.9% , 2/01/27 ........
United States 29,000 29,605
123,170
Automobiles 6.4%
a
BMW US Capital LLC ,
b
Senior Note , 144A, FRN , 5.201% , ( SOFR Index + 0.8% ),
8/13/26 ......................................... Germany 41,000 41,111
Senior Note , 144A, 4.65% , 3/19/27 .................... Germany 60,000 60,215
b
Senior Note , 144A, FRN , 5.321% , ( SOFR Index + 0.92% ),
8/13/27 ......................................... Germany 106,000 106,277
b
Senior Note , 144A, FRN , 5.3% , ( SOFR Index + 0.92% ),
3/21/28 ......................................... Germany 100,000 100,314
a ,b
Hyundai Capital America ,
Senior Note , 144A, FRN , 5.422% , ( SOFR + 1.04% ), 3/19/27 . United States 238,000 238,588
Senior Note , 144A, FRN , 5.419% , ( SOFR + 1.04% ), 6/24/27 . United States 107,000 107,239
Senior Note , 144A, FRN , 5.409% , ( SOFR + 1.03% ), 9/24/27 . United States 68,000 68,106
a
Mercedes-Benz Finance North America LLC , Senior Note , 144A,
4.9% , 1/09/26 .................................... Germany 538,000 538,590
a
Volkswagen Group of America Finance LLC , Senior Note , 144A,
4.9% , 8/14/26 .................................... Germany 400,000 400,180
1,660,620
Banks 44.9%
a
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 4.988%
to 12/02/27, FRN thereafter , 12/03/28 ................... Netherlands 200,000 201,801
a ,b
Australia & New Zealand Banking Group Ltd. , Senior Note , 144A,
FRN , 5.048% , ( SOFR + 0.68% ), 7/16/27 ................ Australia 200,000 201,078
Banco Bilbao Vizcaya Argentaria SA , Senior Non-Preferred Note ,
5.862% to 9/13/25, FRN thereafter , 9/14/26 .............. Spain 400,000 400,476
b
Bank of America Corp. , Senior Note , FRN , 5.456% , ( SOFR +
1.05% ), 2/04/28 ................................... United States 500,000 504,884
b
Bank of Montreal ,
Senior Note , FRN , 5.267% , ( SOFR Index + 0.88% ), 9/10/27 . Canada 122,000 122,401
Senior Note , FRN , 5.222% , ( SOFR + 0.86% ), 1/27/29 ...... Canada 75,000 75,119
Bank of Nova Scotia (The) ,
Senior Note , 5.35% , 12/07/26 ........................ Canada 232,000 234,738
b
Senior Note , FRN , 5.17% , ( SOFR Index + 0.78% ), 6/04/27 .. Canada 111,000 111,500
b
Senior Note , FRN , 5.387% , ( SOFR + 1% ), 9/08/28 ........ Canada 109,000 109,801
a
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 5.896% , 7/13/26 .............................. France 500,000 507,140
Barclays plc ,
Senior Note , 5.304% to 8/08/25, FRN thereafter , 8/09/26 .... United Kingdom 200,000 200,000
Senior Note , 5.829% to 5/08/26, FRN thereafter , 5/09/27 .... United Kingdom 200,000 201,640
a
BNP Paribas SA ,
Senior Non-Preferred Bond , 144A, 3.5% , 11/16/27 ........ France 200,000 195,518
b
Senior Non-Preferred Note , 144A, FRN , 5.834% , ( SOFR +
1.43% ), 5/09/29 .................................. France 200,000 202,335
a
BPCE SA , Senior Non-Preferred Note , 144A, 5.975% to 1/17/26,
FRN thereafter , 1/18/27 ............................. France 270,000 271,479
b
Canadian Imperial Bank of Commerce ,
Senior Note , FRN , 5.595% , ( SOFR + 1.22% ), 10/02/26 ..... Canada 45,000 45,422
Senior Note , FRN , 5.316% , ( SOFR + 0.94% ), 6/28/27 ...... Canada 95,000 95,744
Senior Note , FRN , 5.316% , ( SOFR Index + 0.93% ), 9/11/27 . Canada 109,000 109,546
Senior Note , FRN , 5.406% , ( SOFR + 1.03% ), 3/30/29 ...... Canada 100,000 100,502

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short MAC Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Citigroup, Inc. ,
Senior Note , 5.61% to 9/28/25, FRN thereafter , 9/29/26 ..... United States 90,000 $ 90,112
b
Senior Note , FRN , 5.154% , ( SOFR + 0.77% ), 6/09/27 ...... United States 59,000 59,077
b
Senior Note , FRN , 5.548% , ( SOFR + 1.143% ), 5/07/28 ..... United States 60,000 60,448
b
Senior Note , FRN , 5.219% , ( SOFR + 0.87% ), 3/04/29 ...... United States 100,000 100,225
a
Commonwealth Bank of Australia ,
b
Senior Note , 144A, FRN , 4.854% , ( SOFR + 0.46% ), 11/27/26 Australia 104,000 104,230
Sub. Bond , 144A, 4.5% , 12/09/25 ..................... Australia 215,000 214,732
Cooperatieve Rabobank UA ,
Senior Bond , 4.375% , 8/04/25 ........................ Netherlands 250,000 249,993
b
Senior Preferred Note , FRN , 5.273% , ( SOFR Index + 0.9% ),
10/05/26 ........................................ Netherlands 250,000 251,991
a ,b
Credit Agricole SA , Senior Non-Preferred Note , 144A, FRN ,
5.596% , ( SOFR + 1.21% ), 9/11/28 ..................... France 250,000 251,830
a
Danske Bank A/S , Senior Non-Preferred Note , 144A, 4.298% to
3/31/27, FRN thereafter , 4/01/28 ...................... Denmark 200,000 199,097
a
DNB Bank ASA , Senior Non-Preferred Note , 144A, 5.896% to
10/08/25, FRN thereafter , 10/09/26 ..................... Norway 538,000 539,266
b
Fifth Third Bank NA , Senior Note , FRN , 5.172% , ( SOFR +
0.81% ), 1/28/28 ................................... United States 250,000 250,153
Huntington National Bank (The) , Senior Note , 4.871% to 4/11/27,
FRN thereafter , 4/12/28 ............................. United States 250,000 251,365
a
ING Groep NV , Senior Note , 144A, 4.625% , 1/06/26 ......... Netherlands 564,000 564,047
b
JPMorgan Chase & Co. ,
Senior Note , FRN , 5.285% , ( SOFR + 0.92% ), 4/22/28 ...... United States 55,000 55,270
Senior Note , FRN , 5.225% , ( SOFR + 0.86% ), 10/22/28 ..... United States 40,000 40,193
Senior Note , FRN , 5.164% , ( SOFR + 0.8% ), 1/24/29 ....... United States 106,000 106,217
KeyCorp , Senior Note , 4.15% , 10/29/25 ..................
United States 55,000 54,923
Lloyds Banking Group plc , Senior Note , 4.716% to 8/10/25, FRN
thereafter , 8/11/26 ................................. United Kingdom 400,000 399,938
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.017% to
7/19/27, FRN thereafter , 7/20/28 ...................... Japan 200,000 201,939
b
Morgan Stanley Bank NA , Senior Note , FRN , 5.268% , ( SOFR +
0.94% ), 7/14/28 ................................... United States 250,000 251,521
a ,b
National Australia Bank Ltd. , Senior Note , 144A, FRN , 5.006% ,
( SOFR + 0.62% ), 6/11/27 ............................ Australia 250,000 250,864
NatWest Group plc ,
Senior Note , 7.472% to 11/09/25, FRN thereafter , 11/10/26 .. United Kingdom 200,000 201,434
b
Senior Note , FRN , 5.56% , ( SOFR + 1.25% ), 3/01/28 ....... United Kingdom 200,000 201,317
PNC Bank NA , Senior Note , 4.429% to 7/20/27, FRN thereafter ,
7/21/28 ......................................... United States 250,000 250,032
PNC Financial Services Group, Inc. (The) , Senior Note , 4.758%
to 1/25/26, FRN thereafter , 1/26/27 ..................... United States 174,000 174,037
b
Royal Bank of Canada ,
Senior Note , FRN , 5.154% , ( SOFR Index + 0.79% ), 7/23/27 . Canada 135,000 135,408
Senior Note , FRN , 5.194% , ( SOFR Index + 0.83% ), 1/24/29 . Canada 102,000 102,196
Santander UK Group Holdings plc , Senior Note , 6.534% to
1/09/28, FRN thereafter , 1/10/29 ...................... United Kingdom 200,000 208,301
a
Societe Generale SA ,
Senior Non-Preferred Bond , 144A, 4% , 1/12/27 ........... France 200,000 198,225
Senior Non-Preferred Note , 144A, 5.25% , 2/19/27 ......... France 200,000 201,601
a ,b
Sumitomo Mitsui Trust Bank Ltd. , Senior Note , 144A, FRN ,
5.473% , ( SOFR + 1.15% ), 9/14/26 ..................... Japan 300,000 302,871
a
Swedbank AB , Senior Non-Preferred Note , 144A, 6.136% ,
9/12/26 ......................................... Sweden 200,000 203,569
Toronto-Dominion Bank (The) ,
Senior Note , 5.103% , 1/09/26 ........................ Canada 198,000 198,470

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short MAC Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Toronto-Dominion Bank (The), (continued)
b
Senior Note , FRN , 5.18% , ( SOFR + 0.82% ), 1/31/28 ....... Canada 90,000 $ 90,293
Truist Financial Corp. , Senior Note , 5.9% to 10/27/25, FRN
thereafter , 10/28/26 ................................ United States 95,000 95,253
US Bancorp , Senior Note , 5.727% to 10/20/25, FRN thereafter ,
10/21/26 ........................................ United States 66,000 66,145
b
US Bank NA , Senior Note , FRN , 5.055% , ( SOFR + 0.69% ),
10/22/27 ........................................ United States 300,000 300,537
b
Wells Fargo & Co. ,
Senior Note , FRN , 5.144% , ( SOFR + 0.78% ), 1/24/28 ...... United States 104,000 104,190
Senior Note , FRN , 5.734% , ( SOFR + 1.37% ), 4/23/29 ...... United States 105,000 106,529
b
Westpac Banking Corp. , Senior Note , FRN , 4.825% , ( SOFR +
0.46% ), 10/20/26 .................................. Australia 133,000 133,214
11,712,177
Building Products 0.1%
Owens Corning , Senior Note , 5.5% , 6/15/27 ...............
United States 31,000 31,540
Capital Markets 6.8%
Bank of New York Mellon Corp. (The) ,
Senior Note , 4.441% to 6/08/27, FRN thereafter , 6/09/28 .... United States 35,000 35,079
b
Senior Note , FRN , 5.067% , ( SOFR Index + 0.68% ), 6/09/28 . United States 55,000 55,272
Deutsche Bank AG ,
Senior Non-Preferred Note , 2.129% to 11/23/25, FRN
thereafter , 11/24/26 ................................ Germany 175,000 173,525
Senior Non-Preferred Note , 2.552% to 1/06/27, FRN thereafter ,
1/07/28 ......................................... Germany 150,000 145,539
b
Goldman Sachs Group, Inc. (The) , Senior Note , FRN , 5.654% ,
( SOFR + 1.29% ), 4/23/28 ............................ United States 60,000 60,545
Jefferies Financial Group, Inc. ,
Senior Note , 5% , 2/10/26 ........................... United States 125,000 124,952
Senior Note , 5.03% , 3/16/26 ......................... United States 128,000 128,117
a
Macquarie Bank Ltd. , Senior Note , 144A, 5.391% , 12/07/26 ... Australia 226,000 229,412
a ,b
Mizuho Markets Cayman LP ,
Senior Note , 144A, FRN , 4.973% , ( SOFR + 0.6% ), 10/06/25 . Japan 82,000 82,051
Senior Note , 144A, FRN , 4.835% , ( SOFR + 0.5% ), 5/01/26 .. Japan 70,000 70,057
b
Morgan Stanley ,
Senior Note , FRN , 5.389% , ( SOFR + 1.02% ), 4/13/28 ...... United States 50,000 50,273
Senior Note , FRN , 5.708% , ( SOFR + 1.38% ), 4/12/29 ...... United States 100,000 101,464
b
State Street Corp. ,
Senior Note , FRN , 5.21% , ( SOFR + 0.845% ), 8/03/26 ...... United States 164,000 164,748
Senior Note , FRN , 5.005% , ( SOFR + 0.64% ), 10/22/27 ..... United States 45,000 45,085
Senior Note , FRN , 5.314% , ( SOFR + 0.95% ), 4/24/28 ...... United States 35,000 35,183
a
UBS Group AG , Senior Bond , 144A, 4.282% , 1/09/28 ........ Switzerland 295,000 293,420
1,794,722
Chemicals 0.4%
Sherwin-Williams Co. (The) ,
Senior Bond , 3.45% , 8/01/25 ......................... United States 66,000 66,000
Senior Note , 4.25% , 8/08/25 ......................... United States 40,000 39,996
105,996
Consumer Finance 5.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note , 1.75% , 1/30/26 ......................... Ireland 150,000 147,985
Senior Note , 4.875% , 4/01/28 ........................ Ireland 150,000 151,178

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short MAC Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
b
American Express Co. ,
Senior Note , FRN , 5.161% , ( SOFR + 0.76% ), 2/13/26 ...... United States 332,000 $ 332,648
Senior Note , FRN , 5.292% , ( SOFR + 0.93% ), 7/26/28 ...... United States 44,000 44,317
Senior Note , FRN , 5.623% , ( SOFR + 1.26% ), 4/25/29 ...... United States 100,000 101,500
b
American Honda Finance Corp. ,
Senior Note , FRN , 5.006% , ( SOFR + 0.62% ), 12/11/26 ..... United States 50,000 50,072
Senior Note , FRN , 5.21% , ( SOFR + 0.82% ), 3/03/28 ....... United States 100,000 100,208
Capital One Financial Corp. ,
Senior Bond , 3.75% , 3/09/27 ......................... United States 100,000 99,018
Sub. Bond , 4.2% , 10/29/25 .......................... United States 75,000 74,865
b
Caterpillar Financial Services Corp. ,
Senior Note , FRN , 5.058% , ( SOFR + 0.69% ), 10/16/26 ..... United States 40,000 40,218
Senior Note , FRN , 4.96% , ( SOFR + 0.56% ), 11/15/27 ...... United States 106,000 106,110
General Motors Financial Co., Inc. ,
Senior Note , 5.4% , 4/06/26 .......................... United States 57,000 57,274
b
Senior Note , FRN , 5.418% , ( SOFR Index + 1.05% ), 7/15/27 . United States 55,000 54,912
b
John Deere Capital Corp. , Senior Note , FRN , 4.926% , ( SOFR +
0.6% ), 6/11/27 .................................... United States 114,000 114,483
b
Toyota Motor Credit Corp. ,
Senior Note , FRN , 4.821% , ( SOFR Index + 0.45% ), 4/10/26 . United States 49,000 49,054
Senior Note , FRN , 5.175% , ( SOFR + 0.77% ), 8/07/26 ...... United States 27,000 27,131
1,550,973
Consumer Staples Distribution & Retail 0.5%
Target Corp. , Senior Note , 4.35% , 6/15/28 .................
United States 48,000 48,153
b
Walmart, Inc. , Senior Note , FRN , 4.792% , ( SOFR Index + 0.43% ),
4/28/27 ......................................... United States 80,000 80,346
128,499
Diversified REITs 0.2%
Simon Property Group LP , Senior Bond , 3.5% , 9/01/25 .......
United States 55,000 54,947
Electric Utilities 1.2%
b
Georgia Power Co. , Senior Note , FRN , 4.664% , ( SOFR Index +
0.28% ), 9/15/26 ................................... United States 35,000 35,002
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 3.55% , 5/01/27 ......................... United States 20,000 19,697
Senior Note , 5.749% , 9/01/25 ........................ United States 132,000 132,084
Senior Note , 4.685% , 9/01/27 ........................ United States 15,000 15,078
Senior Note , 4.85% , 2/04/28 ......................... United States 20,000 20,216
b
Senior Note , FRN , 5.206% , ( SOFR Index + 0.8% ), 2/04/28 .. United States 50,000 50,432
b
Pacific Gas and Electric Co. , Senior Note , FRN , 5.34% , ( SOFR
Index + 0.95% ), 9/04/25 ............................. United States 55,000 55,011
327,520
Entertainment 0.2%
Netflix, Inc. ,
Senior Bond , 4.375% , 11/15/26 ....................... United States 15,000 15,041
Senior Bond , 5.875% , 11/15/28 ....................... United States 40,000 41,960
57,001
Financial Services 1.8%
a
Nationwide Building Society ,
Senior Non-Preferred Note , 144A, 6.557% to 10/17/26, FRN
thereafter , 10/18/27 ................................ United Kingdom 200,000 204,322
b
Senior Non-Preferred Note , 144A, FRN , 5.69% , ( SOFR +
1.29% ), 2/16/28 .................................. United Kingdom 200,000 201,662

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short MAC Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services (continued)
b
PayPal Holdings, Inc. , Senior Note , FRN , 5.059% , ( SOFR +
0.67% ), 3/06/28 ................................... United States 60,000 $ 60,281
466,265
Food Products 1.6%
Campbell's Co. (The) , Senior Note , 5.3% , 3/20/26 ...........
United States 150,000 150,627
a ,b
Cargill, Inc. , Senior Note , 144A, FRN , 5.012% , ( SOFR + 0.61% ),
2/11/28 ......................................... United States 90,000 90,055
a
Mars, Inc. , Senior Note , 144A, 4.45% , 3/01/27 .............. United States 76,000 76,132
Mondelez International, Inc. , Senior Note , 4.25% , 5/06/28 .....
United States 95,000 94,712
411,526
Health Care Equipment & Supplies 0.4%
GE HealthCare Technologies, Inc. , Senior Note , 5.6% , 11/15/25
United States 100,000 100,181
Health Care Providers & Services 0.3%
CVS Health Corp. , Senior Note , 5% , 2/20/26 ...............
United States 22,000 22,021
b
UnitedHealth Group, Inc. , Senior Note , FRN , 4.868% , ( SOFR +
0.5% ), 7/15/26 .................................... United States 54,000 54,131
76,152
Hotels, Restaurants & Leisure 0.1%
a
Royal Caribbean Cruises Ltd. , Senior Note , 144A, 5.5% , 8/31/26 United States 28,000 28,111
Industrial Conglomerates 0.8%
a ,b
Siemens Funding BV , Senior Note , 144A, FRN , 5.034% , ( SOFR +
0.64% ), 5/26/28 ................................... Germany 200,000 200,558
Insurance 5.3%
Arthur J Gallagher & Co. , Senior Note , 4.6% , 12/15/27 .......
United States 69,000 69,266
a
Athene Global Funding ,
Secured Note , 144A, 5.349% , 7/09/27 .................. United States 100,000 101,362
b
Secured Note , 144A, FRN , 5.339% , ( SOFR Index + 0.95% ),
3/06/28 ......................................... United States 102,000 102,514
Senior Secured Note , 144A, 4.86% , 8/27/26 ............. United States 108,000 108,405
Brown & Brown, Inc. , Senior Note , 4.6% , 12/23/26 ...........
United States 35,000 35,072
a
CNO Global Funding , Secured Note , 144A, 4.875% , 12/10/27 .. United States 22,000 22,139
a
Corebridge Global Funding , Secured Note , 144A, 5.35% , 6/24/26 United States 65,000 65,476
b
Marsh & McLennan Cos., Inc. , Senior Note , FRN , 5.104% , ( SOFR
Index + 0.7% ), 11/08/27 ............................. United States 40,000 40,213
a ,b
Metropolitan Life Global Funding I , Secured Note , 144A, FRN ,
5.086% , ( SOFR Index + 0.7% ), 6/11/27 ................. United States 150,000 150,276
a
Mutual of Omaha Cos. Global Funding , Secured Note , 144A,
5.8% , 7/27/26 .................................... United States 60,000 60,805
a ,b
New York Life Global Funding ,
Secured Note , 144A, FRN , 5.023% , ( SOFR + 0.66% ), 7/25/28 United States 60,000 60,145
Senior Secured Note , 144A, FRN , 5.045% , ( SOFR + 0.67% ),
4/02/27 ......................................... United States 106,000 106,457
Senior Secured Note , 144A, FRN , 5.243% , ( SOFR + 0.88% ),
4/25/28 ......................................... United States 60,000 60,600
a
Northwestern Mutual Global Funding , Secured Note , 144A,
5.07% , 3/25/27 ................................... United States 85,000 85,988
a
Principal Life Global Funding II , Secured Note , 144A, 4.6% ,
8/19/27 ......................................... United States 27,000 27,062
a
Protective Life Global Funding ,
b
Secured Note , 144A, FRN , 5.071% , ( SOFR + 0.7% ), 4/10/26 United States 150,000 150,278
Secured Note , 144A, 4.335% , 9/13/27 .................. United States 150,000 150,117
1,396,175

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short MAC Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Interactive Media & Services 0.1%
Meta Platforms, Inc. , Senior Note , 3.5% , 8/15/27 ............
United States 18,000 $ 17,777
Life Sciences Tools & Services 0.2%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 54,000 53,986
Machinery 1.1%
a
Daimler Truck Finance North America LLC ,
Senior Note , 144A, 5% , 1/15/27 ...................... Germany 150,000 151,115
b
Senior Note , 144A, FRN , 5.209% , ( SOFR + 0.84% ), 1/13/28 . Germany 150,000 150,194
301,309
Metals & Mining 0.3%
a
Glencore Funding LLC ,
Senior Note , 144A, 1.625% , 9/01/25 ................... Australia 16,000 15,958
b
Senior Note , 144A, FRN , 5.126% , ( SOFR Index + 0.75% ),
10/01/26 ........................................ Australia 50,000 50,061
b
Rio Tinto Finance USA plc , Senior Note , FRN , 5.224% , ( SOFR
Index + 0.84% ), 3/14/28 ............................. Australia 35,000 35,274
101,293
Multi-Utilities 0.6%
Dominion Energy, Inc. , Senior Note , 4.6% , 5/15/28 ..........
United States 30,000 30,130
DTE Energy Co. , Senior Note , 4.95% , 7/01/27 ..............
United States 15,000 15,140
NiSource, Inc. , Senior Note , 0.95% , 8/15/25 ...............
United States 89,000 88,884
WEC Energy Group, Inc. , Senior Note , 5.6% , 9/12/26 ........
United States 28,000 28,297
162,451
Office REITs 0.5%
Boston Properties LP , Senior Bond , 3.65% , 2/01/26 ..........
United States 123,000 122,355
Oil, Gas & Consumable Fuels 3.0%
b
Chevron USA, Inc. , Senior Note , FRN , 4.864% , ( SOFR Index +
0.47% ), 2/26/28 ................................... United States 50,000 50,281
Devon Energy Corp. , Senior Bond , 5.85% , 12/15/25 .........
United States 60,000 60,092
Energy Transfer LP , Senior Bond , 4.75% , 1/15/26 ...........
United States 35,000 35,002
ONEOK, Inc. , Senior Note , 5.55% , 11/01/26 ...............
United States 400,000 404,309
Plains All American Pipeline LP / PAA Finance Corp. , Senior
Bond , 4.65% , 10/15/25 .............................. United States 276,000 275,929
825,613
Paper & Forest Products 0.1%
a
Georgia-Pacific LLC , Senior Note , 144A, 4.4% , 6/30/28 ....... United States 20,000 20,042
Personal Care Products 0.2%
Kenvue, Inc. , Senior Note , 5.35% , 3/22/26 .................
United States 50,000 50,230
Pharmaceuticals 1.8%
Pfizer Investment Enterprises Pte. Ltd. , Senior Note , 4.45% ,
5/19/26 ......................................... United States 466,000 466,306
Residential REITs 0.5%
Camden Property Trust , Senior Note , 5.85% , 11/03/26 ........
United States 100,000 101,513
Essex Portfolio LP , Senior Bond , 3.375% , 4/15/26 ...........
United States 21,000 20,812
122,325
Retail REITs 1.8%
Realty Income Corp. , Senior Note , 5.05% , 1/13/26 ..........
United States 460,000 459,812

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short MAC Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment 0.4%
Broadcom, Inc. ,
Senior Note , 5.05% , 7/12/27 ......................... United States 59,000 $ 59,719
Senior Note , 4.8% , 4/15/28 .......................... United States 38,000 38,443
98,162
Software 0.6%
Oracle Corp. ,
Senior Note , 1.65% , 3/25/26 ......................... United States 65,000 63,732
b
Senior Note , FRN , 5.166% , ( SOFR + 0.76% ), 8/03/28 ...... United States 70,000 70,469
Synopsys, Inc. , Senior Note , 4.55% , 4/01/27 ...............
United States 20,000 20,038
154,239
Specialized REITs 0.1%
American Tower Corp. ,
Senior Bond , 3.375% , 10/15/26 ....................... United States 20,000 19,736
Senior Note , 1.3% , 9/15/25 .......................... United States 15,000 14,934
34,670
Specialty Retail 0.2%
b
Home Depot, Inc. (The) , Senior Note , FRN , 4.629% , ( SOFR +
0.33% ), 12/24/25 .................................. United States 46,000 46,037
Technology Hardware, Storage & Peripherals 0.2%
Hewlett Packard Enterprise Co. , Senior Note , 4.9% , 10/15/25 ..
United States 64,000 64,003
Tobacco 0.7%
Philip Morris International, Inc. ,
Senior Note , 4.375% , 11/01/27 ....................... United States 70,000 70,070
b
Senior Note , FRN , 5.192% , ( SOFR + 0.83% ), 4/28/28 ...... United States 120,000 120,766
190,836
Trading Companies & Distributors 0.3%
Air Lease Corp. , Senior Note , 2.875% , 1/15/26 .............
United States 76,000 75,348
Wireless Telecommunication Services 0.1%
Rogers Communications, Inc. , Senior Bond , 3.625% , 12/15/25 .
Canada 29,000 28,903
Total Corporate Bonds (Cost $ 23,539,788 ) ....................................
23,621,830
Foreign Government and Agency Securities 0.1%
a
Electricite de France SA , Senior Bond , 144A, 3.625% , 10/13/25 France 25,000 24,934
Total Foreign Government and Agency Securities (Cost $ 24,919 ) ...............
24,934
U.S. Government and Agency Securities 0.5%
U.S. Treasury Notes , 5%, 9/30/25 .......................
United States 131,000 131,121
Total U.S. Government and Agency Securities (Cost $ 130,999 ) ..................
131,121
Asset-Backed Securities 3.7%
Automobiles 0.2%
c
Volkswagen Auto Loan Enhanced Trust , 2025-1 , A2B , FRN ,
4.788% , ( 30-day SOFR Average + 0.44% ), 1/20/28 . ........ United States 38,000 38,030
Banks 0.5%
Capital One Multi-Asset Execution Trust , 2022-A3 , A , 4.95% ,
10/15/27 . ........................................ United States 138,000 138,125

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short MAC Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Consumer Finance 2.4%
American Express Credit Account Master Trust , 2022-3 , A , 3.75% ,
8/15/27 . ......................................... United States 200,000 $ 199,920
Capital One Prime Auto Receivables Trust , 2022-1 , A3 , 3.17% ,
4/15/27 . ......................................... United States 53,048 52,832
GM Financial Consumer Automobile Receivables Trust ,
2022-2 , A3 , 3.1% , 2/16/27 ........................... United States 36,187 36,092
2024-1 , A3 , 4.85% , 12/18/28 ......................... United States 26,000 26,111
a
Golden Credit Card Trust , 2022-4A , A , 144A, 4.31% , 9/15/27 . .. Canada 149,000 148,924
Harley-Davidson Motorcycle Trust , 2024-A , A2 , 5.65% , 2/16/27 .
United States 20,512 20,534
Hyundai Auto Receivables Trust , 2023-B , A3 , 5.48% , 4/17/28 . ..
United States 110,493 111,186
Toyota Auto Receivables Owner Trust , 2023-B , A3 , 4.71% ,
2/15/28 . ......................................... United States 31,602 31,657
627,256
a a a a a a
Financial Services 0.6%
Carmax Auto Owner Trust , 2022-2 , A3 , 3.49% , 2/16/27 . .......
United States 11,191 11,168
a
Chase Auto Owner Trust , 2024-3A , A2 , 144A, 5.53% , 9/27/27 . .. United States 50,345 50,462
a
Citizens Auto Receivables Trust , 2024-1 , A2A , 144A, 5.43% ,
10/15/26 . ........................................ United States 6,098 6,099
Honda Auto Receivables Owner Trust ,
2023-1 , A3 , 5.04% , 4/21/27 .......................... United States 5,979 5,992
2023-4 , A3 , 5.67% , 6/21/28 .......................... United States 57,000 57,529
a
USB Auto Owner Trust , 2025-1A , A2 , 144A, 4.51% , 6/15/28 . ... United States 35,000 35,021
166,271
a a a a a a
Total Asset-Backed Securities (Cost $ 968,360 ) ................................
969,682
Total Long Term Investments (Cost $ 24,664,066 ) ..............................
24,747,567
a
Short Term Investments 5.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers 4.8%
a,d
Energy Transfer LP , 144A, 4 .52% , 8/01/25 ................. United States 250,000 249,969
a,d
Mid-America Apartments LP , 144A, 4 .52% , 8/01/25 .......... United States 250,000 249,969
a,d
Targa Resources Corp. , 144A, 4 .93% , 8/18/25 ............. United States 250,000 249,386
a,d
UDR, Inc. , 144A, 4 .59% , 8/21/25 ........................ United States 250,000 249,332
d
Vulcan Materials Co. , 4 .56% , 8/06/25 .................... United States 250,000 249,810
Total Commercial Papers (Cost $ 1,248,652 ) ...................................
1,248,466
Shares
Management Investment Companies 0.7%
e,f
Putnam Short Term Investment Fund , Class P , 4.558% ....... United States 193,606 193,606
Total Management Investment Companies (Cost $ 193,606 ) .....................
193,606
Total Short Term Investments (Cost $ 1,442,258 ) ...............................
1,442,072
a
Total Investments (Cost $ 26,106,324 ) 100.0% .................................
$26,189,639
Other Assets, less Liabilities 0.0%
†
..........................................
7,666
Net Assets 100.0% .........................................................
$26,197,305
a a a

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short MAC Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 21 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2025, the aggregate value of these securities was $10,649,173, representing 40.6% of net assets.
b
The coupon rate shown represents the rate at period end.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
The rate shown represents the yield at period end.
e
See Note 3(e) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
July 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Ultra
Short MAC
Series
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $25,912,718
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 193,606
Value - Unaffiliated issuers .................................................................. $25,996,033
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 193,606
Cash .................................................................................... 6,193
Receivables:
Capital shares sold ........................................................................ 11,066
Dividends and interest ..................................................................... 222,676
Prepaid expenses .......................................................................... 8,524
Total assets .......................................................................... 26,438,098
Liabilities:
Payables:
Investment securities purchased .............................................................. 15,047
Capital shares redeemed ................................................................... 132,504
Administrative fees ........................................................................ 41
Reports to shareholders fees ................................................................ 21,008
Professional fees ......................................................................... 59,368
Trustees' fees and expenses ................................................................. 32
Accrued expenses and other liabilities ........................................................... 12,793
Total liabilities ......................................................................... 240,793
Net assets, at value ................................................................. $26,197,305
Net assets consist of:
Paid-in capital ............................................................................. $26,105,184
Total distributable earnings (losses) ............................................................. 92,121
Net assets, at value ................................................................. $26,197,305
Shares outstanding ......................................................................... 2,604,299
Net asset value per share
a
.................................................................... $10.06
a
Net asset value per share may not recalculate due to rounding.

Putnam Funds Trust
Financial Statements
Statement of Operations
for the year ended July 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Ultra
Short MAC
Series
Investment income:
Dividends:
Non-controlled affiliates (Note 3 e ) ............................................................. $12,360
Interest:
Unaffiliated issuers ........................................................................ 1,425,081
Total investment income ................................................................... 1,437,441
Expenses:
Administrative fees (Note 3 b ) .................................................................. 444
Custodian fees (Note 4 ) ...................................................................... 20,089
Reports to shareholders fees .................................................................. 12,925
Registration and filing fees .................................................................... 26,752
Professional fees ........................................................................... 69,386
Trustees' fees and expenses (Not e 3d) ........................................................... 1,095
Other .................................................................................... 3,120
Total expenses ......................................................................... 133,811
Expense reductions (Note 4 ) ............................................................... (694)
Expenses waived/paid by affiliates (Note 3 e and 3 f ) .............................................. (133,117)
Net expenses ......................................................................... —
Net investment income ................................................................ 1,437,441
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 12,368
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 27,432
Net realized and unrealized gain (loss) ............................................................ 39,800
Net increase (decrease) in net assets resulting from operations .......................................... $1,477,241

Putnam Funds Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Ultra Short MAC Series
Year Ended
July 31, 2025
Year Ended
July 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,437,441 $881,432
Net realized gain (loss) ................................................. 12,368 19,261
Net change in unrealized appreciation (depreciation) ........................... 27,432 53,652
Net increase (decrease) in net assets resulting from operations ................ 1,477,241 954,345
Distributions to shareholders .............................................. (1,460,447) (881,405)
Capital share transactions (Note 2 ) .......................................... (1,558,128) 17,457,777
Net increase (decrease) in net assets ................................... (1,541,334) 17,530,717
Net assets:
Beginning of year ....................................................... 27,738,639 10,207,922
End of year ........................................................... $26,197,305 $27,738,639

Putnam Funds Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Putnam Ultra Short MAC Series
1. Organization and Significant Accounting Policies
Putnam Funds Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of fifteen
separate funds. The Trust follows the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Putnam
Ultra Short MAC Series (Fund) is included in this report.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2025, the Fund has determined that no tax liability is required in its financial

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Ultra Short MAC Series
(continued)
statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
d. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
e. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At July 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
July 31, 2025
Year Ended
July 31, 2024
Shares Amount Shares Amount
Shares sold ................................... 345,288 $3,471,850 2,314,224 $23,230,261
Shares issued in reinvestment of distributions .......... 145,185 1,460,411 87,894 881,405
Shares redeemed ............................... (645,159) (6,490,389) (663,691) (6,653,889)
Net increase (decrease) .......................... (154,686) $(1,558,128) 1,738,427 $17,457,777
1. Organization and Significant Accounting Policies
(continued)
b. Income and Deferred Taxes
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Ultra Short MAC Series
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
Advisers provides investment management services to the Fund. The Fund does not pay a fee for these services.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Effective November 1, 2024, under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund. Prior to November 1, 2024, PIL provided subadvisory services to the Fund. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Transfer Agent Fees
PSERV, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
d. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Putnam Investor Services, Inc. (PSERV) Transfer agent

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Ultra Short MAC Series
(continued)
years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Advisers has contractually agreed to reimburse expenses of the Fund in an amount equal to fees indirectly borne by the Fund on assets invested in the affiliated management investment companies, as noted in the Statement of Operations. During the year ended July 31, 2025, investments in affiliated management investment companies were as follows:
f. Waiver and Expense Reimbursements
Advisers has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the Fund through November 30, 2028, to the extent that total expenses of the Fund (excluding brokerage, interest, taxes, investor servicing fees, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses, but including payments under the Fund’s investment management contract) would exceed an annual rate of 0.00% of the Fund’s average net assets.
g. Other Affiliated Transactions
At July 31, 2025, Putnam Ultra Short Managed Account 2 owned 32.8% of the Fund's outstanding shares.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent and custodian fees, respectively. During the year ended July 31, 2025, the fees were reduced as noted in the Statement of Operations. Effective April 14, 2025, earned credits on custodian fees, if any, are recognized as income.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Ultra Short MAC Series
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.558% ...... $— $23,173,053 $(22,979,447) $— $— $193,606 193,606 $12,360
Total Affiliated Securities ... $— $23,173,053 $(22,979,447) $— $— $193,606 $12,360
3. Transactions with Affiliates
(continued)
d. Trustee Fees
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Ultra Short MAC Series
(continued)
5. Income Taxes
The tax character of distributions paid during the years ended July 31, 2025 and 2024, was as follows:
At July 31, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2025, aggregated
$15,594,122 and $7,421,375, respectively.
7. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of
2025 2024
Distributions paid from:
Ordinary income .......................................................... $1,452,310 $881,405
Long term capital gain ...................................................... 8,137 —
$1,460,447 $881,405
Cost of investments .......................................................................... $26,106,324
Unrealized appreciation ........................................................................ $89,207
Unrealized depreciation ........................................................................ (5,892)
Net unrealized appreciation (depreciation) .......................................................... $83,315
Distributable earnings:
Undistributed ordinary income ................................................................... $8,806

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Ultra Short MAC Series
(continued)
the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
9. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
Level 1 Level 2 Level 3 Total
Putnam Ultra Short MAC Series
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ 23,621,830 $ — $ 23,621,830
Foreign Government and Agency Securities .... — 24,934 — 24,934
U.S. Government and Agency Securities ....... — 131,121 — 131,121
Asset-Backed Securities ................... — 969,682 — 969,682
Short Term Investments ................... 193,606 1,248,466 — 1,442,072
Total Investments in Securities ........... $193,606 $25,996,033 $— $26,189,639
7. Credit Facility
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Ultra Short MAC Series
(continued)
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
DAC
Designated Activity Company
FRN
Floating Rate Note
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate

Putnam Funds Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Putnam Funds Trust and Shareholders of Putnam Ultra Short MAC Series
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam
Ultra Short MAC Series (one of the funds constituting Putnam Funds Trust, referred to hereafter as the “Fund”) as of July 31,
2025, the related statement of operations for the year ended July 31, 2025, the statements of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the two years in the period ended July 31, 2025 and for the period May 25, 2023 (commencement of operations) through July 31,
2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the two years in the period ended July 31, 2025 and for the period May 25, 2023 (commencement of operations) through July 31,
2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 18, 2025
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Funds Trust
Tax Information (unaudited)

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Annual Report
Putnam Ultra Short MAC Series
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended July 31, 2025:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $8,137
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) $23,333
Section 163(j) Interest Earned §163(j) $1,425,435

Putnam Funds Trust

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Annual Report
Putnam Ultra Short MAC Series
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board”) of your fund, including all of the Trustees who are not
“interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the
Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the
Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the
Advisor and Putnam Investment Management, LLC (“Putnam Management” and together with FTIML, the “Subadvisors”)
(collectively, the “Management Contracts”). The Advisor, FTIML and Putnam Management are each direct or indirect, wholly-
owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Putnam Funds Trust

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Annual Report
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base;
4. Potential benefits to shareholders of the funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by the Advisor and its affiliates and access to a broader array of investment opportunities; and
5. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.
Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. The
Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds, have implemented (or, in the case of ten municipal income funds that are converting into exchange-traded funds, will implement) so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)

Putnam Funds Trust

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Annual Report
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2024.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses).
These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund)
had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2024. The
Advisor and PSERV have agreed to maintain these expense limitations until at least November 30, 2026. In addition, Putnam
Management contractually agreed to waive fees and/or reimburse expenses of your fund to the extent that expenses of the fund (excluding payments under the fund’s distribution plans, investor servicing fees, brokerage, interest, taxes, investment-
related expenses, extraordinary expenses and acquired fund fees and expenses) would exceed an annual rate of 0.00%
of its average net assets through at least November 30, 2028. During its fiscal year ending in 2024, your fund’s expenses were reduced as a result of this expense limitation. The Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
As an initial matter, the Trustees noted that, under your fund’s Management Contract, your fund is not required to pay a management fee to the Advisor. The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Advisor but overseen by a board of trustees other than the Board, sub-advised
U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and

Putnam Funds Trust

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Annual Report
separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The
Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with senior investment management of the Advisor throughout the year. The Trustees concluded that the Advisor generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg
Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the
Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end
2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.
For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th,
22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-
over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.

Putnam Funds Trust

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For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks.
In the case of your fund, the Trustees considered information about your fund’s total return and its performance relative to its benchmark over the one-year period ended December 31, 2024. Your fund’s class A shares’ return, net of fees and expenses, was positive and exceeded the return of its benchmark over the one -year period ended December 31, 2024. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in
2024 to strengthen its investment teams providing services to the funds.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the annual review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin
Distributors, LLC (“Franklin Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin
Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by
PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

39521-AFSOI 09/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	September 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date:	September 26, 2025
By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer
Date:	September 26, 2025